As filed with the Securities and Exchange Commission on December 30, 2002.

                                                              File No. 2-60067

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

     Pre-Effective Amendment No.                              [ ]

     Post-Effective Amendment No.                             [ ]


                              TEMPLETON FUNDS, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (954) 527-7500
                  ---------------------------------------------
                  (Registrant's Area Code and Telephone Number)

                500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394
 ------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                           MURRAY L. SIMPSON, ESQUIRE
                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of common stock, par value $1.00 per share, of Templeton Foreign Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 29, 2003, pursuant to Rule 488.

                                     PART A


                          TEMPLETON PACIFIC GROWTH FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders scheduled for March 14, 2003 at [ ____ ] p.m. Eastern time. They discuss a proposal to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.




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                          TEMPLETON PACIFIC GROWTH FUND
              (A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906

Dear Shareholders:

         Enclosed is a Notice of Meeting for a Special Meeting of Shareholders (the "Meeting") of Templeton Pacific Growth Fund ("Pacific Growth Fund"), a series of Franklin Templeton International Trust (the "Trust"). The Meeting is scheduled for March 14, 2003 at [ ____ ] p.m. Eastern time at 500 East Broward Boulevard, 12th Floor, Fort Lauderdale, Florida 33394-3091. The accompanying materials describe an important proposal that may affect the future of Pacific Growth Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

         This Meeting is very important. The Trustees unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of Pacific Growth Fund being exchanged for those of a fund called Templeton Foreign Fund ("Foreign Fund"), a series of Templeton Funds, Inc. (the "Company"). If the shareholders of Pacific Growth Fund approve the proposal, you will receive Class A, Class C or Advisor Class shares of Foreign Fund equal in value to your investment in Pacific Growth Fund. You will no longer be a shareholder of Pacific Growth Fund, and you will instead be a shareholder of Foreign Fund. Pacific Growth Fund will no longer exist after the reorganization is completed.

         The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

         The Trustees recommend this transaction because the projected growth in assets of Pacific Growth Fund is not sufficient to provide competitive performance and high quality service to shareholders over the long term. Foreign Fund has a significantly larger asset base than Pacific Growth Fund and historically has enjoyed a lower annual expense ratio and a lower management fee than Pacific Growth Fund. The greater asset size of Foreign Fund is expected to benefit the shareholders of Pacific Growth Fund through economies of scale that will result in Pacific Growth Fund shareholders immediately receiving the benefit of lower annual expense ratios. In addition, because of the larger size of Foreign Fund and a more stable base for asset management, shareholders may also benefit from further reductions in expenses in the future. Foreign Fund has also had stronger, longer-term performance than Pacific Growth Fund. Templeton Global Advisors Limited ("Global Advisors") manages Foreign Fund. Franklin Advisers, Inc. ("Franklin Advisers") manages Pacific Growth Fund. Franklin Templeton Investments (Asia) Limited ("Investments Asia") is the sub-adviser to Pacific Growth Fund. Foreign Fund has investment goals and investment policies that are similar to those of Pacific Growth Fund.

     Please take the time to review this document and vote now. THE TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

     - To ensure that your vote is counted, indicate your position on the enclosed proxy card.

     - Sign and return your card promptly.

     - You may also vote by telephone or over the Internet, if eligible.

     - If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                            Sincerely,



                                            Rupert H. Johnson, Jr.
                                            President





                       This page intentionally left blank.





                          TEMPLETON PACIFIC GROWTH FUND
              (A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 14, 2003

To the Shareholders of Templeton Pacific Growth Fund:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Templeton Pacific Growth Fund ("Pacific Growth Fund"), a series of Franklin Templeton International Trust (the "Trust"), will be held at 500 East Broward Boulevard, 12th Floor, Fort Lauderdale, Florida 33394-3091 on March 14, 2003 at [ ____ ] p.m. Eastern time. The Meeting is being called for the following purposes:

         1. To approve or disapprove an Agreement and Plan of Reorganization (the "Plan") between the Trust, on behalf of Pacific Growth Fund, and Templeton Funds, Inc. (the "Company"), on behalf of Templeton Foreign Fund ("Foreign Fund"), that provides for: (i) the acquisition of substantially all of the assets of Pacific Growth Fund by Foreign Fund in exchange solely for Class A, Class C and Advisor Class shares of Foreign Fund, (ii) the distribution of such shares to the shareholders of Pacific Growth Fund, and (iii) the complete liquidation and dissolution of Pacific Growth Fund. Shareholders of Pacific Growth Fund will receive Class A, Class C or Advisor Class shares of Foreign Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' Class A, Class C or Advisor Class shares in Pacific Growth Fund.

         2. To transact any other business, not currently contemplated, that may properly come before the Meeting.

         A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.

         Shareholders of record as of the close of business on December 17, 2002 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.

                                            By Order of the Board of Trustees,

                                            Murray L. Simpson
                                            Secretary



San Mateo, California
January [  ], 2003

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO PACIFIC GROWTH FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.





                           PROSPECTUS/PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                         PAGE

COVER PAGE                                                              Cover

SUMMARY
         What proposal am I voting on?
         How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
         How do the investment goals, strategies and
          policies of the Funds compare?
         What are the risks of an investment in the Funds?
         Who manages the Funds?
         What are the fees and expenses of each of the
          Funds and what might they be after the Transaction?
        How do the performance records of the Funds compare?
        Where can I find more financial information about the Funds? What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION
        How will the Transaction be carried out?
        Who will pay the expenses of the Transaction?
        What are the tax consequences of the Transaction?
        What should I know about the shares of Foreign Fund?
        What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES
        Are there any significant differences between the
         investment goals, strategies and policies of the Funds?
        How do the investment restrictions of the Funds
         differ?
        What are the risk factors associated with investments in the Funds?

INFORMATION ABOUT FOREIGN FUND

INFORMATION ABOUT PACIFIC GROWTH FUND

FURTHER INFORMATION ABOUT THE FUNDS

VOTING INFORMATION
        How many votes are necessary to approve the Plan?
        How do I ensure my vote is accurately recorded?
        Can I revoke my proxy?
        What other matters will be voted upon at the Meeting?
        Who is entitled to vote?
        What other solicitations will be made?
        Are there dissenters' rights?

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FRANKLIN TEMPLETON INTERNATIONAL TRUST, ON BEHALF OF TEMPLETON PACIFIC GROWTH FUND, AND TEMPLETON FUNDS, INC., ON BEHALF OF TEMPLETON FOREIGN FUND

EXHIBIT B - PROSPECTUS OF TEMPLETON FOREIGN FUND - CLASS A AND C OR ADVISOR CLASS, AS APPLICABLE, DATED JANUARY 1, 2003 (ENCLOSED)

EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON FOREIGN FUND FOR THE FISCAL YEAR ENDED AUGUST 31, 2002 (ENCLOSED)





                       This page intentionally left blank.





                           PROSPECTUS/PROXY STATEMENT
                            DATED JANUARY [__], 2003
                          ACQUISITION OF THE ASSETS OF
                          TEMPLETON PACIFIC GROWTH FUND
              (A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

                        BY AND IN EXCHANGE FOR SHARES OF
                             TEMPLETON FOREIGN FUND
                       (A SERIES OF TEMPLETON FUNDS, INC.)
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FLORIDA 33394
                                 (954) 527-7500

         This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Templeton Pacific Growth Fund ("Pacific Growth Fund"), which is a series of the Franklin Templeton International Trust (the "Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of Pacific Growth Fund vote to approve the Plan, substantially all of the assets of Pacific Growth Fund will be acquired by Templeton Foreign Fund ("Foreign Fund"), a series of Templeton Funds, Inc. (the "Company"), and in exchange for shares of Templeton Foreign Fund - Class A ("Foreign Fund Class A shares"), Templeton Foreign Fund - Class C ("Foreign Fund Class C shares"), and Templeton Foreign Fund - Advisor Class ("Foreign Fund Advisor Class shares").

         The Meeting will be held at 500 East Broward Boulevard, 12th Floor, Fort Lauderdale, Florida 33394 on March 14, 2003 at [ ] p.m. Eastern time. The Board of Trustees of the Trust, on behalf of Pacific Growth Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about January [ ], 2003.

         If Pacific Growth Fund shareholders vote to approve the Plan, you will receive Foreign Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of Pacific Growth Fund ("Pacific Growth Fund Class A shares"), Foreign Fund Class C shares of equivalent aggregate NAV to your investment in Class C shares of Pacific Growth Fund ("Pacific Growth Fund Class C shares"), and Foreign Fund Advisor Class shares of equivalent aggregate NAV to your investment in Advisor Class shares of Pacific Growth Fund ("Pacific Growth Fund Advisor Class shares"). Pacific Growth Fund will then be liquidated and dissolved.

         The investment goals of Pacific Growth Fund and Foreign Fund are identical. Each Fund's investment goal is long-term capital growth. Franklin Advisers, Inc. ("Franklin Advisers") serves as investment adviser to Pacific Growth Fund. Under an agreement with Franklin Advisers, Franklin Templeton Investments (Asia) Limited ("Investments Asia") serves as sub-advisor to Pacific Growth Fund. Templeton Global Advisors Limited ("Global Advisors") serves as investment adviser to Foreign Fund.

         This Prospectus/Proxy Statement gives the information about the proposed reorganization and Foreign Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Foreign Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

- The Prospectus of Foreign Fund - Class A and C or Advisor Class, as applicable, dated January 1, 2003 (the "Foreign Fund Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

- The Annual Report to Shareholders of Foreign Fund for the fiscal year ended August 31, 2002, which contains financial and performance information for Foreign Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

- A Statement of Additional Information ("SAI") dated January [ ], 2003 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Foreign Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.







                                     SUMMARY

         This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Foreign Fund Prospectus (enclosed as Exhibit B) and the Annual Report to Shareholders of Foreign Fund (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

         At a meeting held on October 10, 2002, the Board of Trustees of the Trust, on behalf of Pacific Growth Fund, considered a proposal to merge Pacific Growth Fund into Foreign Fund, approved the Plan and voted to recommend that shareholders of Pacific Growth Fund vote to approve the Plan. If shareholders of Pacific Growth Fund vote to approve the Plan, it will result in the transfer of substantially all of Pacific Growth Fund's assets to Foreign Fund, in exchange for Class A, Class C and Advisor Class shares of Foreign Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Foreign Fund shares that you receive will likely be different than the number of Pacific Growth Fund shares that your surrender. After the shares of Foreign Fund are distributed to Pacific Growth Fund shareholders, Pacific Growth Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Pacific Growth Fund and will become a shareholder of Foreign Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

         Your Class A, Class C or Advisor Class shares of Pacific Growth Fund will be exchanged for Class A, Class C or Advisor Class shares of Foreign Fund of equivalent aggregate NAV.

         Global Advisors manages Foreign Fund. While the investment goals of Pacific Growth Fund and Foreign Fund are substantially the same, Foreign Fund has policies that are similar, but not identical, to those of Pacific Growth Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of the Trust, on behalf of Pacific Growth Fund, has determined that the Transaction is in the best interests of Pacific Growth Fund and its shareholders. The Board of Trustees of the Trust and the Board of Directors of the Company also concluded that no dilution in value would result to the shareholders of Pacific Growth Fund or Foreign Fund as a result of the Transaction.

         It is expected that Pacific Growth Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Foreign Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction-What are the tax consequences of the Transaction?"

                    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

         Shareholders who own shares at the close of business on December 17, 2002 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of the majority of the outstanding shares of the Fund.

         Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, the persons appointed as proxies will officially cast your votes at the Meeting.

         You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

         The Funds have identical investment goals. The investment goal of each Fund is long-term capital growth. In addition, both Pacific Growth Fund and Foreign Fund (together referred to as the "Funds") focus their investments on equity securities, particularly common stocks, of companies located outside the United States.

         There is, however, a significant difference between the investment strategy of each Fund. The main difference between the Funds is that Pacific Growth Fund invests at least 80% of its assets in securities of Pacific Rim companies while Foreign Fund invests at least 80% of its assets in foreign (non-U.S.) securities, without necessarily focusing on any particular region. Foreign Fund may, however, from time to time have significant investments in one or more countries, as well as in particular sectors, such as technology and financial institutions. Pacific Growth Fund does not focus on particular sectors, but may invest more than 25% of its assets in the securities of issuers located in any one country. In addition, Foreign Fund may use various derivative strategies to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. Pacific Growth Fund is permitted to use similar derivative strategies, but it does not currently intend to do so.

         There are also differences in the Funds' investment policies. Both Funds may invest without limit in debt securities. Foreign Fund may invest as much as 5% of its total assets in non-investment grade debt securities; Pacific Growth Fund may only invest in investment grade debt securities or comparable, unrated debt securities. Notwithstanding these investment policies, each Fund has invested primarily in equity securities, specifically common stocks, although Foreign Fund has, from time to time, invested a relatively small portion of its assets in bonds.

         For more information about the investment goals, strategies and policies of Pacific Growth Fund and Foreign Fund, please see the section "Comparison of Investment Goals, Strategies and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

         Investments in Pacific Growth Fund and Foreign Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goal. Both Funds are subject to the risks posed by investing primarily in the equity securities of foreign companies. However, Pacific Growth Fund may present additional risks related to its strategy of focusing its investments in Pacific Rim companies because the Fund will be more sensitive to economic, business, political or other changes affecting issuers or securities in the Pacific Rim as compared to Foreign Fund, which generally invests more globally. However, as noted above, Foreign Fund may, from time to time, have significant investments in one or more countries

         The risks associated with an investment in each Fund are generally similar with respect to the type of portfolio securities held by each Fund. These risks include those associated with equity securities, foreign investing (including currency risks) and debt securities. To the extent that a Fund invests more of its assets in a particular type of security (e.g., debt securities) than the other Fund, such Fund is more exposed to the risks associated with that type of security. Similarly, to the extent Foreign Fund focuses its investments on particular sectors (such as technology or banking), it will be exposed to greater risk of loss due to factors affecting that particular sector. Finally, derivative strategies involve costs, may be volatile, and may involve a small investment relative to the risk assumed.

         For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies and Policies."

WHO MANAGES THE FUNDS?

         The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of the Trust (in the case of Pacific Growth Fund) and the Board of Directors of the Company (in the case of Foreign
Fund). Each Fund is a series of an open-end, registered management investment company, commonly referred to as a "mutual fund." The Trust was organized as a Delaware business trust on March 19, 1991 and is registered with the SEC. The Company was organized as a Maryland corporation on August 15, 1977 and is also registered with the SEC.

         Franklin Advisers is the investment manager and Investments Asia is the sub-advisor of Pacific Growth Fund. Global Advisors manages the assets for Foreign Fund. Franklin Advisers, Investments Asia and Global Advisors are indirect, wholly owned subsidiaries of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, Franklin Advisers, Investments Asia, Global Advisors and their respective affiliates serve as investment manager or administrator to 50 registered investment companies, with approximately 148 U.S.-based funds or series. Resources has more than $252 billion in assets under management as of November 30, 2002. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

Foreign Fund's lead portfolio manager is:

JEFFREY A. EVERETT CFA, PRESIDENT OF GLOBAL ADVISORS Mr. Everett has been a manager of Foreign Fund since 1993. He joined Franklin Templeton Investments in 1989.

The following individuals have secondary portfolio management responsibilities for Foreign Fund:

DALE A. WINNER CFA, PORTFOLIO MANAGER OF GLOBAL ADVISORS Mr. Winner has been a manager of Foreign Fund since 2001. He joined Franklin Templeton Investments in 1995.

MURDO MURCHISON CFA, PORTFOLIO MANAGER OF GLOBAL ADVISORS Mr. Murchison has been a manager of Foreign Fund since January 2001. He joined Franklin Templeton Investments in 1993.

The team responsible for Pacific Growth Fund's management is:

SIMON RUDOLPH, PORTFOLIO MANAGER OF INVESTMENTS ASIA Mr. Rudolph has been a manager of Pacific Growth Fund since 2000. He joined Franklin Templeton Investments in 1997. Previously, he was an executive director with Morgan Stanley.

ALAN CHUA, PORTFOLIO MANAGER OF INVESTMENTS ASIA Mr. Chua has been a manager of Pacific Growth Fund since January 2002. He joined Franklin Templeton Investments in 2000. Previously, he was an associate director with UBS Asset Management.

         Foreign Fund has a management agreement with Global Advisors under which Global Advisors receives a management fee based on the schedule below:

-------------------------- ---------------------------------------------------
ANNUAL RATE                NET ASSETS
-------------------------- ---------------------------------------------------
0.75%                      First $200 million
0.675%                     Over $200 million - $1.3 billion
0.60%                      Over $1.3 billion
-------------------------- ---------------------------------------------------

         Pacific Growth Fund has a management agreement with Franklin Advisers under which Franklin Advisers receives a management fee based on the schedule below:

-------------------------- ---------------------------------------------------
ANNUAL RATE                NET ASSETS
-------------------------- ---------------------------------------------------
1.00%                      First $100 million
0.90%                      Over $100 million - $250 million
0.80%                      Over $250 million - $500 million
0.75%                      Over $500 million
-------------------------- ---------------------------------------------------

         Under an agreement with Investments Asia, Franklin Advisers pays a sub-advisory fee to Investments Asia from the management fee that Franklin Advisers receives from Pacific Growth Fund, based on the schedule below:


-------------------------- ----------------------------------------------------
ANNUAL RATE                NET ASSETS
-------------------------- ----------------------------------------------------
0.50%                      First $100 million
0.40%                      Over $100 million - $250 million
0.30%                      Over $250 million - $500 million
0.25%                      Over $500 million
-------------------------- ----------------------------------------------------

         The Company and Franklin Advisers each pays a separate administration fee to Franklin Templeton Services, LLC ("FT Services") equal to:

-------------------------- ----------------------------------------------------
ANNUAL RATE                AVERAGE DAILY NET ASSETS
-------------------------- ----------------------------------------------------
0.15%                      First $200 million
0.135%                     Over $200 - $700 million
0.10%                      Over $700 million - $1.2 billion
0.075%                     Over $1.2 billion
-------------------------- ----------------------------------------------------

         Each class of each Fund pays its proportionate share of the fund administration fee.

WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Foreign Fund after the Transaction. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Foreign Fund.

                         FEE TABLE FOR CLASS A SHARES OF
                      PACIFIC GROWTH FUND AND FOREIGN FUND


                                                          ACTUAL+          PROJECTED++
                                               -------------------------------------------
                                                  PACIFIC                  FOREIGN
                                                  GROWTH       FOREIGN     FUND -
                                                  FUND -       FUND -      CLASS A AFTER
                                                  CLASS A      CLASS A     TRANSACTION
                                                ------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge                              5.75%       5.75%         5.75%
 (as a percentage of Offering Price)
   Paid at time of purchase                        5.75%       5.75 %        5.75%
   Paid at time of redemption                      None/1      None/1        None/1
 Redemption Fee/2                                  2.00%       2.00%         2.00%

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                                   1.00%       0.61%         0.61%
 Distribution and service (12b-1) Fees             0.21%       0.25%         0.25%
 Other Expenses                                    1.06%       0.37%/3       0.37%
                                                 -----------------------------------------
 Total Annual Fund Operating Expenses              2.27%/3     1.23%         1.23%
                                                 -----------------------------------------

+ Information for Pacific Growth Fund is provided for the fiscal year ended [October 31], 2001. Information for Foreign Fund is provided for the fiscal year ended August 31, 2002.

++ Projected expenses based on current and anticipated Foreign Fund expenses.

* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more and purchases by certain retirement plans without a sales charge.

2. This fee is only for Market Timers, as described in each Fund's prospectus.

3. "Other expenses" have been restated to reflect current fees and expenses.

EXAMPLE

         This example can help you compare the cost of investing in Pacific Growth Fund Class A shares with the cost of investing in Foreign Fund Class A shares both before and after the Transaction. It assumes:

- You invest $10,000 for the periods shown;

- Your investment has a 5% return each year;

- The Fund's  operating  expenses remain the same; and

- You sell your shares at the end of the periods shown.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Pacific Growth Fund - Class A          $792/1    $1,244     $1,720       $3,030
Foreign Fund - Class A                 $693/1      $943     $1,212       $1,978
Projected Foreign Fund - Class A       $693/1      $943     $1,212       $1,978
 (after Transaction)

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

                         FEE TABLE FOR CLASS C SHARES OF
                      PACIFIC GROWTH FUND AND FOREIGN FUND


                                                          ACTUAL+          PROJECTED++
                                                -------------------------------------------
                                                  PACIFIC                  FOREIGN
                                                  GROWTH       FOREIGN     FUND -
                                                  FUND -       FUND -      CLASS C AFTER
                                                  CLASS C      CLASS C     TRANSACTION
                                                ------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge                             1.99%        1.99%         1.99%
 (as a percentage of Offering Price)
   Paid at time of purchase                       1.00%        1.00%         1.00%
   Paid at time of redemption                     0.99%/1      0.99%/1       0.99%/1
 Redemption Fee/2                                 2.00%        2.00%         2.00%



                                                          ACTUAL+          PROJECTED++
                                                -------------------------------------------
                                                  PACIFIC                  FOREIGN
                                                  GROWTH       FOREIGN     FUND -
                                                  FUND -       FUND -      CLASS C AFTER
                                                  CLASS C      CLASS C     TRANSACTION
                                                ------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                                   1.00%       0.61%         0.61%
 Distribution and service (12b-1) Fees             0.99%       1.00%         1.00%
 Other Expenses                                    1.06%       0.37%/3       0.37%
                                                -------------------------------------------
 Total Annual Fund Operating Expenses              3.05%/3     1.98%         1.98%
                                                ------------------ ------------------------

+ Information for Pacific Growth Fund is provided for the fiscal year ended [October 31], 2001. Information for Foreign Fund is provided for the fiscal year ended August 31, 2002.

++ Projected expenses based on current and anticipated Foreign Fund expenses.

*If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

1 This is equivalent to a charge of 1% based on net asset value.

2 This fee is only for Market Timers, as described in each Fund's prospectus.

3 "Other expenses" have been restated to reflect current fees and expenses.

EXAMPLE

         This example can help you compare the cost of investing in the Pacific Growth Fund Class C shares with the cost of investing in Foreign Fund Class C shares, both before and after the Transaction. It assumes:

- You invest $10,000 for the periods shown;

- Your investment has a 5% return each year; and

- The Fund's operating expenses remain the same.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                       -----------------------------------------
If you sell your shares at the
end of the period:
Pacific Growth Fund - Class C            $504      $1,033     $1,685    $3,341
Foreign Fund - Class C                   $398        $715     $1,157    $2,383
Projected Foreign Fund - Class C         $398        $715     $1,157    $2,383
(after Transaction)

                                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                       -----------------------------------------
If you do not sell your shares:
Pacific Growth Fund - Class C            $405     $1,033     $1,685     $3,431
Foreign Fund - Class C                   $299       $715     $1,157     $2,383
Projected Foreign Fund - Class C         $299       $715     $1,157     $2,383
(after Transaction)


                      FEE TABLE FOR ADVISOR CLASS SHARES OF
                      PACIFIC GROWTH FUND AND FOREIGN FUND


                                                          ACTUAL+          PROJECTED++
                                                -------------------------------------------
                                                  PACIFIC                  FOREIGN
                                                  GROWTH       FOREIGN     FUND -
                                                  FUND -       FUND -      ADVISOR
                                                  ADVISOR      ADVISOR     CLASS
                                                  CLASS        CLASS       TRANSACTION
                                                ------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge                              None         None        None
 (as a percentage of Offering Price)
   Paid at time of purchase                        None         None        None
   Paid at time of redemption                      None         None        None
 Redemption Fee /1                                 2.00%        2.00%       2.00%

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                                   1.00%        0.61%       0.61%
 Distribution and service (12b-1) Fees             None         None        None
 Other Expenses                                    1.06%        0.37%/2     0.37%
                                                ------------------------------------------
 Total Annual Fund Operating Expenses              2.06%/2      0.98%       0.98%
                                                =========================================

+ Information for Pacific Growth Fund is provided for the fiscal year ended [October 31, 2001]. Information for Foreign Fund is provided for the fiscal year ended August 31, 2002.

++ Projected expenses based on current and anticipated Foreign Fund expenses.

*If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

1 This fee is only for Market Timers, as described in each Fund's prospectus.

2 "Other expenses" have been restated to reflect current fees and expenses.

EXAMPLE

         This example can help you compare the cost of investing in Pacific Growth Fund Advisor Class shares with the cost of investing in Foreign Fund Advisor Class shares, both before and after the Transaction. It assumes:

-  You invest $10,000 for the periods shown;

- Your investment has a 5% return each year;

- The Fund's operating expenses remain the same; and

- You sell your shares at the end of the periods shown.

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------
Pacific Growth Fund - Advisor Class         $209     $646     $1,108     $2,390
Foreign Fund - Advisor Class                $100     $312       $542     $1,201
Projected Foreign Fund - Advisor Class      $100     $312       $542     $1,201
(after Transaction)


HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds as of August 31, 2002, is shown below:

AVERAGE ANNUAL TOTAL RETURNS


                                 INCEPTION                                      SINCE
                                 DATE         1 YEAR     5 YEAR      10 YEAR    INCEPTION
                               -------------------------------------------------------------
Pacific Growth - Class A        9/20/91       -6.62%    -15.15%      -3.64%      -2.90%
Foreign Fund - Class A          10/5/82       -6.31%      1.65%       7.56%      12.94%

Pacific Growth - Class C         1/2/97       -7.70%    -15.69%       N/A       -15.62%
Foreign Fund - Class C           5/1/95       -7.10%      0.91%       N/A         4.98%

Pacific Growth-Advisor Class    9/20/91       -7.02%    -14.85%      -3.45%      -2.73%
Foreign Fund-Advisor Class      10/5/82       -6.15%      1.87%       7.80%      13.06%



WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT THE FUNDS?

         The Foreign Fund Prospectus (enclosed as Exhibit B), as well as the current Annual Report to Shareholders (enclosed as Exhibit C), contain additional financial information about Foreign Fund, including Foreign Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year end, including after tax return information, is contained in the Foreign Fund Prospectus under the heading "Performance." The Annual Report to Shareholders of Foreign Fund also has discussions of Foreign Fund's performance during the fiscal year ended August 31, 2002.

         The Pacific Growth Fund prospectus, as well as the Annual Report to Shareholders for Pacific Growth Fund, contain more financial information about Pacific Growth Fund, including Pacific Growth Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year end, including after tax return information, is contained in the Pacific Growth Fund prospectus under the heading "Performance." These documents are available free of charge upon request (see the section "Information About Pacific Growth Fund").

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

The Funds use the following service providers:

         CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of Pacific Growth Fund. JPMorgan Chase Bank, MetroTech Center, Brooklyn, NY 11245, acts as the custodian of the securities and other assets of Foreign Fund.

         TRANSFER AGENCY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for Pacific Growth Fund and Foreign Fund.

         ADMINISTRATIVE SERVICES. FT Services, a wholly owned subsidiary of Resources, provides certain administrative facilities and services to Foreign Fund and Pacific Growth Fund under the same terms and conditions.

         DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions.

         DISTRIBUTION AND SERVICE (12B-1) FEES. Class A and Class C of both Funds have a separate distribution or "Rule 12b-1" plan. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

         Both Foreign Fund's and Pacific Growth Fund's Class A plan may pay up to 0.25% per year of Class A's average daily net assets. Both Foreign Fund's and Pacific Growth Fund's Class C plans may pay up to 1.00% per year of Class C's average daily net assets. For more information regarding Foreign Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated January 1, 2003.

         Advisor Class shares of Foreign Fund and Pacific Growth Fund have not adopted a Rule 12b-1 plan.

         PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Foreign Fund and Pacific Growth Fund is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. The maximum sales charge imposed on purchases of Class C shares of Foreign Fund and Pacific Growth Fund is 1.00%. Each Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50. You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction. Shares of each Fund may be redeemed at their respective NAV per share. However, redemptions of Class A shares which were purchased in amounts of $1,000,000 or more generally are subject to a 1% Contingent Deferred Sales Charge ("CDSC") on shares you sell within 12 months of purchase. There is also a 1% CDSC on any Class C shares you sell within 18 months of purchase. The CDSC for each Fund's Class C shares is waived in certain circumstances. Foreign Fund shares acquired by Pacific Growth Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that Pacific Growth Fund shares were subject to a CDSC. Additional information and specific instructions explaining how to buy, sell, and exchange shares of Foreign Fund are outlined in the Foreign Fund prospectus under the heading "Your Account." The accompanying Foreign Fund prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for both Funds.

         Advisor Class shares of Foreign Fund and Pacific Growth Fund do not impose sales charges, but restrict purchases to certain qualified investors. Advisor Class shares of Foreign Fund and Pacific Growth Fund may be redeemed at NAV.

         DIVIDENDS AND DISTRIBUTIONS. Both Funds intend to pay a dividend at least annually representing substantially all of its net investment income and distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

         The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund's prospectus under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

         The Board of Trustees of the Trust (the "Trust's Board"), on behalf of Pacific Growth Fund, has recommended that Pacific Growth Fund shareholders approve the Transaction in order to combine Pacific Growth Fund with a larger fund that has the same goal and similar investment policies.

         A meeting of the Trust's Board was held on October 10, 2002 to consider the proposed Transaction. The Trustees who are not interested persons of Pacific Growth Fund (the "Independent Trustees") and the Trust's Board have been advised on this matter by independent counsel to the Trust.

         The Trust's Board requested and received from Global Advisors written materials containing relevant information about Foreign Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

         The Trust's Board considered the potential benefits and costs of the Transaction to Pacific Growth Fund shareholders. The Trust's Board reviewed detailed information about: (1) the investment objectives and policies of Foreign Fund; (2) the portfolio management of Foreign Fund; (3) the financial and organizational strength of Global Advisors; (4) the comparability of the investment goals, policies, restrictions and investments of Pacific Growth Fund with those of Foreign Fund; (5) the comparative short-term and long-term investment performance of Foreign Fund and Pacific Growth Fund; (6) the current expense ratios of Foreign Fund and Pacific Growth Fund; (7) the expenses related to the Transaction; (8) the tax consequences of the Transaction to Pacific Growth Fund and its shareholders; and (9) the general characteristics of investors in Pacific Growth Fund.

         The Trust's Board also considered that: (a) the investment advisory fee for Foreign Fund was significantly lower than such fee for Pacific Growth Fund;
(b) the relatively small asset size of Pacific Growth Fund had prevented it from realizing significant economies of scale in reducing its expense ratio (absent waivers of fees and assumption of expenses by Investment Counsel); and (c) based on Pacific Growth Fund's historical asset growth, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale.

         Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trust's Board, including all of the Independent Trustees, concluded that the Transaction is in the best interests of Pacific Growth Fund and its shareholders and that no dilution of value would result to the shareholders of Pacific Growth Fund from the Transaction. The Trust's Board approved the Plan on October 10, 2002 and recommended that shareholders of Pacific Growth Fund vote to approve the Transaction.

         The Board of Directors of the Company, on behalf of Foreign Fund, also concluded that the Transaction is in the best interests of Foreign Fund and its shareholders and that no dilution of value would result to the shareholders of Foreign Fund from the Transaction.

         FOR THE REASONS DISCUSSED ABOVE, THE TRUST'S BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan, which it is attached as Exhibit A, for complete information about the Transaction.

HOW WILL THE TRANSACTION BE CARRIED OUT?

         If the shareholders of Pacific Growth Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. The Trust and the Company will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of Pacific Growth Fund do not approve the Plan, the Transaction will not take place.

         Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of Pacific Growth Fund approve the Plan at the Meeting, shares of Pacific Growth Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

         If the shareholders of Pacific Growth Fund approve the Plan, Pacific Growth Fund will transfer substantially all of its assets to Foreign Fund on the closing date, which is scheduled for March [ ], 2003, but which may occur on a later date as the Trust and the Company may agree. In exchange, the Company will issue shares of Foreign Fund that have an aggregate NAV equal to the dollar value of the assets delivered to Foreign Fund. The Trust will distribute the Foreign Fund shares it receives to the shareholders of Pacific Growth Fund. Each shareholder of Pacific Growth Fund will receive a number of Foreign Fund shares of the same class and with an aggregate NAV equal to the aggregate NAV of his or her shares of Pacific Growth Fund. The stock transfer books of Pacific Growth Fund will be permanently closed as of 4:00 p.m., Eastern time, on the closing date. Pacific Growth Fund will only accept requests for redemptions received in proper form before 4:00 p.m., Eastern time, on the closing date. Requests received after that time will be considered requests to redeem shares of Foreign Fund. As soon as is reasonably practicable after the transfer of its assets, Pacific Growth Fund will pay or make provision for payment of all its liabilities. Pacific Growth Fund will then terminate its existence as a separate series of the Trust.

         To the extent permitted by law, the Trust and the Company may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

         Each of the Trust and the Company has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of the Trust and the Company under the Plan with respect to Pacific Growth Fund or Foreign Fund are, respectively, subject to various conditions, including:

          - the Company's Registration Statement on Form N-14 under the Securities Act of 1933 shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

          - the shareholders of Pacific Growth Fund shall have approved the Transaction; and

          - the Trust and the Company shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for Federal income tax
            purposes  for  Pacific   Growth  Fund,   Foreign  Fund  or  their
            shareholders.

         If the Trust and the Company agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of Pacific Growth Fund.

         Following the closing date, until outstanding certificates for shares of Pacific Growth Fund are surrendered, certificates for shares of Pacific Growth Fund shall be deemed, for all Foreign Fund purposes, to evidence ownership of the appropriate number of Foreign Fund shares into which the shares of Pacific Growth Fund have been converted.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

         The expenses resulting from the Transaction, including the costs of the proxy solicitation, will be paid one-quarter by Pacific Growth Fund, one-quarter by Foreign Fund, one-quarter by Franklin Advisers, as the investment manager for Pacific Growth Fund, and one-quarter by Global Advisors, as the investment manager for Foreign Fund.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Trust, on behalf of Pacific Growth Fund, and the Company, on behalf of Foreign Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Funds, that shareholders of Pacific Growth Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Pacific Growth Fund for shares of Foreign Fund and that neither Foreign Fund nor its shareholders will recognize any gain or loss upon Foreign Fund's receipt of the assets of Pacific Growth Fund. In addition, the holding period and aggregate tax basis for the Class A, Class C or Advisor Class Shares that are received by a Pacific Growth Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Latin America Fund previously held by such shareholder.

         After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF FOREIGN FUND?

         Class A, Class C and Advisor Class Shares of Foreign Fund will be distributed to Class A, Class C and Advisor Class shareholders of Pacific Growth Fund, respectively, and generally will have the same legal characteristics as the shares of Pacific Growth Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Foreign Fund is a series of the Company and Pacific Growth Fund is a series of the Trust. The Trust is organized as a Delaware business trust. The Company is organized as a Maryland corporation. Former shareholders of Pacific Growth Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Foreign Fund until Pacific Growth Fund certificates have been returned.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

         The following table sets forth, as of December 31, 2002, the capitalization of Pacific Growth Fund and Foreign Fund. The table also shows the projected capitalization of Foreign Fund as adjusted to give effect to the proposed Transaction. The capitalization of Foreign Fund and its classes is likely to be different when the Transaction is consummated.


                                                                      FOREIGN
                                                                      FUND
                                              PACIFIC                 PROJECTED
                                              GROWTH     FOREIGN      AFTER
                                              FUND       FUND         TRANSACTION
                                             (UNAUDITED) (UNAUDITED)  (UNAUDITED)
-----------------------------------------------------------------------------------
Net assets (all classes)* (thousands)

Total shares outstanding (all classes)*

Class A net assets (thousands)

Class A shares outstanding

Class A net asset value per share

Class C net assets (thousands)

Class C shares outstanding

Class C net asset value per share

Advisor Class net assets (thousands)

Advisor Class shares outstanding

Advisor Class net asset value per share

* Pacific Growth Fund only offers Class A, Class C and Advisor Class shares. Foreign Fund has five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

             COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES

         This section describes the key differences between the investment goals, strategies and principal policies of the Funds. For a complete description of Foreign Fund's investment policies and risks, you should read the Foreign Fund prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS?

         The investment goal of each Fund is long-term capital growth. In addition, each Fund focuses its investments on equity securities of companies located outside the United States. There are, however, significant differences between the investment strategies of each Fund.

         The main difference between the Funds is that Pacific Growth Fund focuses its investments in non-U.S. securities from a particular region (the Pacific Rim) and Foreign Fund invests in non-U.S. securities without focusing in any particular geographical area. More specifically, Pacific Growth Fund invests at least 80% of its net assets in securities of the Pacific Rim companies (i.e., those that trade on Pacific Rim markets and have their principal activities in the Pacific Rim). Pacific Rim countries include Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, and Thailand. Foreign Fund invests at least 80% of its net assets in foreign (non-U.S.) securities, which may include securities that are principally traded outside the U.S., securities that are issued by companies that derive a significant share of their revenue from markets outside the U.S., securities from issuers that have a significant portion of their assets outside the U.S., securities that are linked to non-U.S. dollar currencies, or securities of issuers that are located or organized under the laws of a non-U.S. country. Therefore, Foreign Fund may invest in any of the Pacific Rim countries, as well as other foreign countries. However, Pacific Growth Fund will generally be more sensitive to economic, business, political or other changes affecting securities or issuers in the Pacific Rim.

         Pacific Growth Fund may invest more than 25% of its assets in the securities of issuers located in any one country. Similarly, Foreign Fund may, from time to time, invest a significant portion of its assets in one or more countries. In addition, Foreign Fund may, at times, focus on particular sectors, such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions. Pacific Growth Fund does not focus on sectors.

         In addition, Foreign Fund may use various derivative strategies while seeking to protect its assets, implement a cash management strategy or enhance its returns. Pacific Growth Fund is permitted to use similar derivatives strategies, but does not currently intend to do so.

         Although both Funds may invest in debt securities without limit, Foreign Fund may invest as much as 5% of its total assets in non-investment grade debt securities. To the extent it invests in debt securities, Pacific Growth Fund may only invest in those rated in the top four rating categories (investment grade) or comparable unrated securities.

         Notwithstanding the differences in the investment policies of the Funds, each Fund principally invests in equity securities, specifically common stocks. Although each Fund is permitted by its investment policies to invest all of its assets in debt securities, neither Fund has generally invested a substantial portion of its assets in such securities. Pacific Growth Fund has generally not invested any of its assets in bonds, and Foreign Fund has from time to time invested a relatively small portion of its assets in bonds.

HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

         Policies or restrictions that are deemed fundamental may not be changed by Pacific Fund or Foreign Fund without the approval of the affirmative vote of the lesser of: (i) a majority if the outstanding shares of the Fund; or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented, ("Affirmative Majority Vote") of the applicable Fund's shareholders. Set forth below is a description of the main differences between the Funds' fundamental investment policies or restrictions.

         BORROWING Pacific Growth Fund may not borrow money, except for temporary or emergency (but not investment) purposes from banks and only in an amount up to 10% of the value of its assets. While borrowings exceed 5% of Pacific Growth Fund's total assets, it will not make any additional investments.

         Foreign Fund is restricted from borrowing money for any purpose other than redeeming its shares or purchasing its shares for cancellation. Even under these circumstances, Foreign Fund may only borrow money as a temporary measure and may not borrow more than 5% of the value of its total assets.

         SENIOR SECURITIES Neither Pacific Growth Fund nor Foreign Fund may issue senior securities although this is a matter of non-fundamental policy for Pacific Growth Fund. This limitation does not prohibit Pacific Growth Fund from making any permitted borrowings, pledging, mortgaging or hypothecating the Fund's assets as security for loans, entering into repurchase transactions, engaging in joint and several trading accounts in securities, except that an order to purchase or sell may be combined with orders from other persons to obtain lower brokerage commissions and except as the Fund may participate in a joint repurchase agreement account with other funds in Franklin Templeton Investments. Pacific Growth Fund may also effect short sales if the Fund owns securities equivalent in kind and amount to those sold (short sales against the box). Foreign Fund may not enter into options, futures contracts, or forward contracts. In addition, Foreign Fund may not make short sales of securities or participate in a joint or a joint and several basis in any trading account in securities.

         REAL ESTATE Neither Fund may purchase or sell real estate. Pacific Growth Fund also may not invest in real estate limited partnerships. This restriction, however, does not prevent Pacific Growth Fund from investing in securities of real estate investment trusts. Foreign Fund may invest in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or invest in securities that are secured by real estate or interests therein.

         OTHER RESTRICTIONS Pacific Growth Fund may invest in other investment companies to the extent permitted under the 1940 Act or pursuant to any exceptions therefrom, whereas Foreign Fund may not invest in other open-end investment companies. In addition, Foreign Fund is restricted from investing in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement, and may not participate on a joint or a joint and several basis in any trading account in securities, whereas Pacific Growth Fund is permitted to do so to the extent consistent with its investment policies and objectives and subject to a 10% limitation on investments in illiquid securities.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

         Like all investments, an investment in either Fund involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

         COMMON STOCKS While common stocks historically have outperformed other asset classes over the long term, these types of securities tend to fluctuate in value more dramatically over the short term. These price movements may result from factors affecting individual companies, one or more industry sectors or the securities markets as a whole. Recently, economic events have had an adverse effect on the stock prices of most companies. Each Fund principally invests in common stocks and, therefore, each Fund is exposed to these risks.

         DEBT SECURITIES The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. To the extend that a Fund hold debt securities in its portfolio, these changes in market value will be reflected in the Fund's net asset value. To the extent that Foreign Fund invests more of its assets in bonds as compared to Pacific Growth Fund, Foreign Fund may be more exposed to the risks associated with investing in debt securities.

         FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price. Both Funds are exposed to the risks associated with investing in foreign securities.

         CURRENCY EXCHANGE RATES Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

         POLITICAL AND ECONOMIC DEVELOPMENTS The political, economic and social structures of some foreign countries may be more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

         TRADING PRACTICES Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of a Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

         LIMITED MARKETS Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices.

         EMERGING MARKETS The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon.

         COUNTRY, SECTOR OR INDUSTRY FOCUS To the extent a fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

      REGION There is a high correlation among most of the markets in the Pacific Rim. Accordingly, Pacific Growth Fund is subject to much greater risks of adverse events which occur in that region and may experience greater volatility than a fund, such as Foreign Fund, that is more broadly diversified geographically. Political or economic disruptions in Pacific Rim countries, including conflicts and currency devaluations, even in countries in which Pacific Growth Fund is not invested, may adversely affect security values in other Pacific Rim countries and thus Pacific Growth Fund's holdings.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

         A majority vote of Pacific Growth Fund's shareholders entitled to vote is necessary to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Pacific Growth Fund held at the close of business on December 17, 2002 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

         Forty percent (40%) of the shares of Pacific Growth Fund entitled to vote - present in person or represented by proxy - constitute a quorum at the Meeting. Under relevant state law and the Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

         You can vote in any one of four ways:

               o By mail, with the enclosed proxy card.

               o In person at the Meeting.

               o By telephone or through the Internet, if your account is eligible; a control number is provided on your proxy card and separate instructions are enclosed.

         A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to Pacific Growth Fund. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

         You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

         The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

         Shareholders of record of Pacific Growth Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ________ ] outstanding shares of Pacific Growth Fund.

WHAT OTHER SOLICITATIONS WILL BE MADE?

         Pacific Growth Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by Pacific Growth Fund, one-quarter by Foreign Fund, one-quarter by Investment Counsel, and one-quarter by Global Advisors.

ARE THERE DISSENTERS' RIGHTS?

         Shareholders of Pacific Growth Fund will not be entitled to any "dissenters' rights" because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at NAV until the closing date. After the closing date, you may redeem your Foreign Fund shares or exchange them for shares of certain other funds in Franklin Templeton Investments, subject to the terms in the prospectus of the respective fund.

                         INFORMATION ABOUT FOREIGN FUND

         Information about Foreign Fund is included in the Foreign Fund Prospectus, which is attached to and incorporated by referenced into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Foreign Fund is included in its SAI dated January 1, 2003, which is incorporated into the applicable prospectus and considered a part of this Prospectus/Proxy Statement. Foreign Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2002, is attached to and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Foreign Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

         The Company files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                      INFORMATION ABOUT PACIFIC GROWTH FUND

         Information about Pacific Growth Fund is included in the current Pacific Growth Fund Prospectus, as well as the Pacific Growth Fund SAI dated March 1, 2002, relating to such Prospectus and in the Trust's Annual Report to Shareholders dated October 31, 2002. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Pacific Growth Fund by calling 1-800/DIAL BEN(R) or by writing to the Trust at P.O. Box 33030, St. Petersburg, FL 33733-8030. Reports and other information filed by the Trust can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                       FURTHER INFORMATION ABOUT THE FUNDS

         The following is a discussion of certain, principal differences between the organization of each Fund. More detailed information about each Fund's corporate structure is contained in the "Organization, Voting Rights and Principal Holders" section of each Fund's Statement of Additional Information.

         COMPARISON OF CAPITAL STRUCTURE. Pacific Growth Fund is one series of the Trust, which was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust on March 19, 1991. The number of shares of Pacific Growth Fund is unlimited, each having a par value of $0.01 per share. Pacific Growth Fund may issue fractional shares.

         Foreign Fund is one series of the Company, which was incorporated under the Maryland General Corporation Law (the "Maryland Code") on August 15, 1977. The Company has authorized capital of 2,600,000,000 shares of common stock, par value $1.00 per share, which has been allocated to Foreign Fund as follows:
2,000,000,000 - Foreign Fund Class A shares; 100,000,000 Foreign Fund Class B shares; 300,000,000 Foreign Fund Class C shares; 100,000,000 Foreign Fund Class R shares; and 100,000,000 Foreign Fund Advisory Class shares, with an aggregate par value of $2,600,000,000. Foreign Fund may also issue fractional shares.

         Shares of both Pacific Growth Fund and Foreign Fund are fully paid, nonassessable, and freely transferable and have no preference, preemptive, conversion or subscription rights. Pacific Growth Fund and Foreign Fund shareholders have no appraisal rights.

         COMPARISON OF VOTING RIGHTS. For both Funds, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees or Directors, respectively.

         The 1940 Act provides that shareholders of both Funds have the power to vote with respect to certain matters: specifically, for the election and removal of Trustees/Directors, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

         In addition, shareholders of the Funds are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed and, for the Trust, by the Trust Instrument. In most instances, the rights to vote on these matters are similar between the Funds. For example, the Trust's Agreement and Declaration of Trust specifically gives shareholders of the Trust the power to vote: (1) for the election and removal of Trustees, (2) on certain amendments to the Agreement and Declaration of Trust, mergers and consolidations of the Trust, and (3) on such other matters as may be prescribed by law or as the Trustees consider necessary or desirable.

         COMPARISON OF LEGAL STRUCTURES. Mutual funds, such as the Trust, formed as Delaware business trusts under the Delaware Business Trust Act (the "Delaware Act"), are granted a significant amount of operational flexibility to adopt features, rights and obligations of the business trust and its trustees and shareholders in their charter instruments. Investment companies organized as Delaware business trusts, such as the Trust, have been able to benefit from this flexibility to streamline their operations and minimize expenses. To a similar effect, the Maryland Code contains provisions specifically designed for investment companies, such as the Company, which take into account their unique structure and operations, and allow such investment companies to simplify their operations by reducing administrative burdens generally to operate more efficiently. For example, as with Delaware business trusts, funds organized as Maryland corporations are not required to hold annual stockholders' meetings if meetings are not otherwise required by the federal securities laws, the charter or by-laws, and such funds may create new classes or series of stock without having to obtain the approval of stockholders at a meeting.

         LIMITED LIABILITY FOR SHAREHOLDERS. Under the Delaware Act, shareholders of the Trust, including Pacific Growth Fund, are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law. Under the Maryland Code, the shareholders of Foreign Fund are not subject to any personal liability for any claims against or liabilities of Foreign Fund or the Company solely by reason of being or having been a shareholder of Foreign Fund.

         BOARD OF TRUSTEES/BOARD OF DIRECTORS. Pursuant to the laws of Delaware and the Trust's Agreement and Declaration of Trust, the responsibility for the management of the Trust is vested in its Board of Trustees, which, among other things, is empowered by the Trust's Agreement and Declaration of Trust to elect the officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Agreement and Declaration of Trust and By-Laws, no Trustee of the Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of his office. In addition, the By-Laws of the Trust generally provide for indemnification of Trustees and officers of the Trust for acts in good faith and reasonably believed to be in the best interests of the Trust.

         Pursuant to the Maryland Code and the Company's Articles of Incorporation, the responsibility for the management and the exercise of the powers of the Company and Foreign Fund are vested in its Board of Directors. Under the Maryland Code, a director is required to perform his or her duties in good faith, in a manner he or she reasonably believes to be in the best interests of Foreign Fund and with the care that an ordinarily prudent person in a like position would use under similar circumstances. To the extent that a director performs his or her duties as required, he or she will not be liable by reason of having been a director. In addition, the Company's Articles of Incorporation and By-Laws provide further indemnification of Directors and officers of the Company for acts done in good faith and limit their personal liability for monetary damages.

                           PRINCIPAL HOLDERS OF SHARES

         As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially [[ ] % of Pacific Growth Fund] [less than 1% of the outstanding voting shares of Pacific Growth Fund]. In addition, as of the Record Date, the officers and trustees of the Company, as a group, owned of record and beneficially [[ ]% of Foreign Fund] [less than 1% of the outstanding voting shares of Foreign Fund]. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of Foreign Fund or Pacific Growth Fund.

NAME AND ADDRESS                  SHARE CLASS                 PERCENTAGE (%)
-------------------------------------------------------------------------------








                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

DISTRIBUTORS - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds

FRANKLIN ADVISERS - Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the investment manager of Pacific Growth Fund.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the administrator for Pacific Growth Fund and Foreign Fund. FT Services is an indirect subsidiary of Resources and is an affiliate to the Funds' investment managers and principal underwriter.

GLOBAL ADVISORS - Templeton Global Advisors Limited, Lyford Cay, Nassau, Bahamas, the investment manager for Foreign Fund

INVESTOR SERVICES - Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the shareholder servicing and transfer agent to Pacific Growth Fund and Foreign Fund

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States









                   EXHIBITS TO PROSPECTUS AND PROXY STATEMENT

EXHIBIT

   A Agreement and Plan of Reorganization by Franklin Templeton International Trust, on behalf of Templeton Pacific Growth Fund, and Templeton Funds, Inc., on behalf of Templeton Foreign Fund (attached)

   B Prospectus of Templeton Foreign Fund - Class A and C or Advisor Class, as applicable, dated January 1, 2003 (enclosed)

   C Annual Report to Shareholders of Templeton Foreign Fund for the fiscal year ended August 31, 2002 (enclosed)









                                   EXHIBIT A



                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this [ _____ ] day of [ _______________ ], 2002, by and between Franklin
Templeton International Trust (the "Trust"), a business trust created under the laws of State of Delaware in 1993, with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906, on beha1f of its series, Templeton Pacific Growth Fund ("Pacific Growth Fund"), and Templeton Funds, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland in 1977 with its principal place of business at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394-3091, on beha1f of its series, Templeton Foreign Fund ("Foreign Fund").

                             PLAN OF REORGANIZATION

         The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the Company on behalf of Foreign Fund, of substantially all of the property, assets and goodwill of Pacific Growth Fund in exchange solely for full and fractional Class A, Class C and Advisor Class shares of common stock, par value $1.00 per share, of Foreign Fund ("Foreign Fund Shares"); (ii) the distribution Foreign Fund Shares to the shareholders of Class A, Class C and Advisor Class share of Pacific Growth Fund (the "Pacific Growth Fund Shares"), according to their respective interests in Pacific Growth Fund in complete liquidation of Pacific Growth Fund; and (iii) the dissolution of Pacific Growth Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

         In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF PACIFIC GROWTH FUND.

     (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of the Company, on behalf of Foreign Fund, herein contained, and in consideration of the delivery by the Company of the number of Foreign Fund Shares hereinafter provided, the Trust on behalf of Pacific Growth Fund agrees that it will convey, transfer and deliver to the Company, for the benefit of Foreign Fund, at the Closing all of Pacific Growth Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay Pacific Growth Fund's share of the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Pacific Growth Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of the Trust shall reasonably deem to exist against Pacific Growth Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Pacific Growth Fund's books (hereinafter "Net Assets"). The Company shall not assume any liability of Pacific Growth Fund and Pacific Growth Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above. Pacific Growth Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of the Trust, on behalf of Pacific Growth Fund, herein contained, and in consideration of such conveyance, transfer, and delivery, the Company agrees at the Closing to deliver to the Trust the number of Foreign Fund Shares, determined by dividing the net asset value per share of each of Class A, Class C and Adviser Class shares of Pacific Growth Fund by the net asset value per share of each of Class A, Class C and Adviser Class shares of Foreign Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C and Adviser Class shares, respectively, of Pacific Growth Fund, as of 4:00 p.m. Eastern time on the Closing Date. The number of Foreign Fund Shares delivered to the Trust shall have an aggregate net asset value equal to the value of the Pacific Growth Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified therein.

     (c) Immediately following the Closing, the Trust shall dissolve Pacific Growth Fund and distribute pro rata to Pacific Growth Fund's shareholders of record as of the close of business on the Closing Date, Foreign Fund Shares received by Pacific Growth Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Pacific Growth Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Foreign Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Pacific Growth Fund shall be entitled to surrender the same to the transfer agent for Foreign Fund in exchange for the number of Foreign Fund Shares of the same class into which the Pacific Growth Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Foreign Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Pacific Growth Fund shall be deemed for all Foreign Fund's purposes to evidence ownership of the number of Foreign Fund Shares into which the Pacific Growth Fund Shares (which prior to the Closing were represented thereby) have been converted.

     (d) At the Closing, each shareholder of record of Pacific Growth Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were prepared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Pacific Growth Fund that such person had on such Distribution Record Date.

     (e) All books and records relating to Pacific Growth Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to the Company from and after the date of this Agreement, and shall be turned over to the Company on or prior to the Closing.

2.  VALUATION.

     (a) The net asset value of Foreign Fund Shares and Pacific Growth Fund Shares and the value of Pacific Growth Fund's Net Assets to be acquired by Foreign Fund hereunder shall in each case be computed as of 4:00 p.m. Eastern time on the Closing Date unless on such date (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of the Foreign Fund Shares and Pacific Growth Fund Shares and the value of Pacific Growth Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the respective prospectuses of Foreign Fund and Pacific Growth Fund.

     (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Foreign Fund Shares or Pacific Growth Fund Shares or the value of Pacific Growth Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

     (c) All computations of value regarding the net asset value of the Foreign Fund Shares and Pacific Growth Fund Shares and the value of Pacific Growth Fund's Net Assets shall be made by the investment advisor to Foreign Fund; provided, however, that all computations of value shall be subject to review by Pacific Growth Fund.

3.  CLOSING AND CLOSING DATE.

     The Closing Date shall be March [ ], 2003, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Trust at 5:00 p.m., Eastern time, on the Closing Date. The Trust on behalf of Pacific Growth Fund shall have provided for delivery as of the Closing of those Net Assets of Pacific Growth Fund to be transferred to the account of Foreign Fund's Custodian, J.P. Morgan Chase Bank, Network Management, 4 Chase MetroTech Center - 10th Floor, Brooklyn, NY 11245. Also, the Trust, on behalf of Pacific Growth Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of each class of Pacific Growth Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. The Company on behalf of Foreign Fund shall issue and deliver a certificate or certificates evidencing the Foreign Fund Shares to be delivered to the account of Pacific Growth Fund at said transfer agent registered in such manner as the officers of the Trust on behalf of Pacific Growth Fund may request, or provide evidence satisfactory to the Trust that such Foreign Fund Shares have been registered in an account on the books of Foreign Fund in such manner as the officers of the Trust on behalf of Pacific Growth Fund may request.

4. REPRESENTATIONS AND WARRANTIES BY THE COMPANY ON BEHALF OF FOREIGN FUND.

     The Company, on behalf of Foreign Fund, represents and warrants to the Trust that:

     (a) Foreign Fund is a series of the Company, a corporation organized under the laws of the State of Maryland on August 15, 1977, and is validly existing under the laws of that State. The Company is duly registered under the 1940 Act, as an open-end, management investment company and all of the Foreign Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

     (b) The Company is authorized to issue two billion six hundred million shares of common stock of Foreign Fund, par value $1.00 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of two (2) series, including Foreign Fund. Foreign Fund is further divided into five classes of shares of which Foreign Fund Shares represent three classes: Class A, Class C and Advisor Class shares of beneficial interest. No shareholder of the Company shall have any option, warrant or preemptive right of subscription or purchase with respect to Foreign Fund Shares.

     (c) The financial statements appearing in the Foreign Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2002, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the Trust, and any interim unaudited financial statements, copies of which may be furnished to the Trust, fairly present the financial position of Foreign Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Foreign Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Foreign Fund.

     (e) The Company has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. The Company is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Company has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct Foreign Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

     (f) The Company, on behalf of Foreign Fund, is not a party to or obligated under any provision of its Articles of Incorporation, as amended ("Articles of Incorporation") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under this Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Company of the transactions contemplated by the Plan, except for the registration of the Foreign Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

     (g) The Company has elected to treat Foreign Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Foreign Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) Foreign Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (i) Foreign Fund does not have any unamortized or unpaid organizational fees or expenses.

     (j) All information to be furnished by the Company to the Trust for use in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

     (k) Foreign Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

     (l) There is no intercorporate indebtedness existing between Pacific Growth Fund and Foreign Fund that was issued, acquired or will be settled at a discount.

     (m) Foreign Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Pacific Growth Fund.

     (n) The Company has no plan or intention to issue additional shares of Foreign Fund following the reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Company have any plan or intention to redeem or otherwise reacquire any shares of Foreign Fund issued pursuant to the Plan of Reorganization, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

     (o) Foreign Fund will actively continue Pacific Growth Fund's business in substantially the same manner that Pacific Growth Fund conducted that business immediately before the Plan of Reorganization. Foreign Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Pacific Growth Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Foreign Fund will continuously review its investment portfolio (as Pacific Growth Fund did before the Plan of Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included among the former assets of Pacific Growth Fund.

     (p) The Form N-14 Registration Statement referred to in Section 7(g) hereof (other than the portions of such documents based on information furnished by or on behalf of the Trust for inclusion or incorporation by reference therein), and any Prospectus or Statement of Additional Information of Foreign Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of
Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting of Pacific Growth Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and
(b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5. REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF PACIFIC GROWTH FUND.

     The Trust, on behalf of Pacific Growth Fund, represents and warrants to the Company that:

     (a) Pacific Growth Fund is a series of the Trust, a business trust created under the laws of the State of Delaware on March 19, 1991, and is validly existing under the laws of that State. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Trust's Pacific Growth Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital, as required by the 1940 Act.

     (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Pacific Growth Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of two (2) series, including Pacific Growth Fund. Pacific Growth Fund has three classes of shares:
Class A, Class C and Advisor Class, and an unlimited number of shares of beneficial interest of the Trust have been allocated and designated to each class of Pacific Growth Fund. No shareholder of the Trust has or will have any option, warrant or preemptive rights of subscription or purchase with respect to Pacific Growth Fund shares.

     (c) The financial statements appearing in Pacific Growth Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002, audited by PricewaterhouseCoopers LLP, copies of which have been delivered, or will be delivered, to the Company, and any interim financial statements for the Trust which may be furnished to the Company, fairly present the financial position of Pacific Growth Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Pacific Growth Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Pacific Growth Fund.

     (e) The Trust has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. The Trust is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct Pacific Growth Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

     (f) The Trust, on behalf of Pacific Growth Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan. The Trust has furnished the Company with copies or descriptions of all material agreements or other arrangements to which Pacific Growth Fund is a party. Pacific Growth Fund has no material contracts or other commitments (other than this Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Plan) which will not be terminated by Pacific Growth Fund in accordance with their terms at or prior to the Closing Date.

     (g) The Trust has elected to treat Pacific Growth Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. Pacific Growth Fund is a "fund" as defined in section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) Pacific Growth Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (i)  Pacific   Growth  Fund  does  not  have  any   unamortized  or  unpaid
organization fees or expenses.

     (j) The Prospectuses for Class A, Class C and Advisor Class shares of Pacific Growth Fund, dated August 1, 2002, and the corresponding Statements of Additional Information, dated August 1, 2002, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of Pacific Growth Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Company promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

     (k) Pacific Growth Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company since the dates of those financial statements. On the Closing Date, the Trust shall advise the Company in writing of all Pacific Growth Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

     (l) Since October 31, 2002, there has not been any material adverse change in Pacific Growth Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

     (m) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Pacific Growth Fund or the Trust of the transactions contemplated by the Plan, except as may be required under the federal or state securities laws or the rules and regulations thereunder.

     (n) The information to be furnished by the Trust or Pacific Growth Fund for use in preparing the Form N-14 Registration Statement referred to in Section 7(g) hereof, and the Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     (o) There is no intercorporate indebtedness existing between Pacific Growth Fund and Foreign Fund that was issued, acquired or will be settled at a discount.

     (p) There is no plan or intention of Pacific Growth Fund shareholders who individually own 5% or more of shares of Pacific Growth Fund and, to the best of the Trust's knowledge, there is no plan or intention of the remaining Pacific Growth Fund shareholders to redeem or otherwise to dispose of any shares of Foreign Fund to be received by them in the Plan of Reorganization (but redemptions and dispositions of shares of Foreign Fund may occur in the future as a consequence of investment decisions unrelated to the Plan of Reorganization). The Trust does not anticipate dispositions of shares of Pacific Growth Fund at the time or soon after the reorganization to exceed the usual rate and frequency of redemptions of shares of Pacific Growth Fund as a series of an open-end investment company. Consequently, the Trust is not aware of any plan that would cause the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Plan of Reorganization to be 1% or more of the shares of Pacific Growth Fund outstanding as of the Closing Date.

     (q) As of the Closing Date, Pacific Growth Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Pacific Growth Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end diversified management investment company operating under the 1940 Act.

     (r) Throughout the five year period ending on the Closing Date, Pacific Growth Fund will have conducted its historic business within the meaning of
Section 1.368-1(d) of the Income Tax Regulations under the Code.

6. REPRESENTATIONS AND WARRANTIES BY THE TRUST AND THE COMPANY.

     The Trust, on behalf of Pacific Growth Fund, and the Company, on behalf of Foreign Fund, each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of Foreign Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as disclosed in its currently effective prospectus relating to Pacific Growth Fund, in the case of the Trust, and Foreign Fund, in the case of the Company, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither the Company nor the Trust are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Foreign Fund's or Pacific Growth Fund's business or their ability to consummate the transactions herein contemplated.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Board of Trustees/Directors, as the case may be, and this Plan, subject to the approval of Pacific Growth Fund's shareholders in the case of the Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

     (f) It anticipates that consummation of this Plan will not cause Pacific Growth Fund, in the case of the Trust, and Foreign Fund, in the case of the Company, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its fiscal year.

7. COVENANTS OF THE TRUST AND THE COMPANY.

     (a) The Trust, on behalf of Pacific Growth Fund, and the Company, on behalf of Foreign Fund, each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

     (b) The Trust, on behalf of Pacific Growth Fund, undertakes that it will not acquire Foreign Fund Shares for the purpose of making distributions thereof to anyone other than Pacific Growth Fund's shareholders.

     (c) The Trust, on behalf of Pacific Growth Fund, undertakes that, if this Plan is consummated, it will liquidate and dissolve Pacific Growth Fund.

     (d) The Trust, on behalf of Pacific Growth Fund, and the Company, on behalf of Foreign Fund, each agree that, by the Closing, all of their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

     (e) At the Closing, the Trust, on behalf of Pacific Growth Fund, will provide Foreign Fund a copy of the shareholder ledger accounts, certified by Pacific Growth Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Pacific Growth Fund Shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Foreign Fund as a result of the transfer of assets that is the subject of this Plan.

     (f) The Board of Trustees of the Trust shall call and the Trust shall hold, a Special Meeting of Pacific Growth Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust agrees to mail to each shareholder of record of Pacific Growth Fund entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and
Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) The Company will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Foreign Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     (h) Subject to the provisions of this Plan, the Company and the Trust each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

     (i) The Trust shall furnish to the Company on the Closing Date a Statement of Assets and Liabilities of Pacific Growth Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by Pacific Growth Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case, within forty-five (45) days after the Closing Date, the Trust shall furnish to the Company, in such form as is reasonably satisfactory to the Company, a statement of the earnings and profits of Pacific Growth Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Foreign Fund as a result of Section 381 of the Code, which statement shall be certified by Pacific Growth Fund's Treasurer or Assistant Treasurer. The Trust covenants that Pacific Growth Fund has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code, or, if it has such earnings and profits, it shall distribute them to its shareholders prior to the Closing Date.

     (j) The Trust shall deliver to the Company at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of Pacific Growth Fund transferred to the Company in accordance with the terms of this Plan.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST AND THE COMPANY.

     The consummation of this Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Directors/Trustees certified by its Secretary or equivalent officer of each of the Funds.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Pacific Growth Fund at an annual or special meeting or any adjournment thereof.

     (e) That a distribution or distributions shall have been declared for Pacific Growth Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

     (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the U.S. Securities and Exchange Commission (the "SEC") and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Pacific Growth Fund or Foreign Fund.

     (g) That there shall be delivered to the Trust, on behalf of Pacific Growth Fund, and the Company, on behalf of Foreign Fund, an opinion, from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Company, to the effect that, provided the transaction contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of the Trust and the Company with regard to matters of fact:

          (1) The acquisition by Foreign Fund of substantially all the assets of Pacific Growth Fund as provided for herein in exchange for Foreign Fund Shares followed by the distribution by Pacific Growth Fund to its shareholders of Foreign Fund Shares in complete liquidation of Pacific Growth Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Pacific Growth Fund and Foreign Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized by Pacific Growth Fund upon the transfer of substantially all of its assets to Foreign Fund in exchange solely for voting shares of Foreign Fund (Sections 361(a) and 357(a) of the Code). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

          (3) Foreign Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Pacific Growth Fund in exchange solely for voting shares of Foreign Fund (Section 1032(a) of the Code);

          (4) No gain or loss will be recognized by Pacific Growth Fund upon the distribution of Foreign Fund Shares to its shareholders in liquidation of Pacific Growth Fund (in pursuance of the Plan) (Section 361(c)(1) of the
     Code);

          (5) The basis of the assets of Pacific Growth Fund received by Foreign Fund will be the same as the basis of such assets to Pacific Growth Fund immediately prior to the Plan of Reorganization (Section 362(b) of the Code);

          (6) The holding period of the assets of Pacific Growth Fund received by Foreign Fund will include the period during which such assets were held by Pacific Growth Fund (Section 1223(2) of the Code);

          (7) No gain or loss will be recognized by the shareholders of Pacific Growth Fund upon the exchange of their shares in Pacific Growth Fund for voting shares of Foreign Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

          (8) The basis of Foreign Fund Shares received by the shareholders of Pacific Growth Fund shall be the same as the basis of the Pacific Growth Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

          (9) The holding period of Foreign Fund Shares received by shareholders of Pacific Growth Fund (including fractional shares to which they may be entitled) will include the holding period of the Pacific Growth Fund Shares surrendered in exchange therefor, provided that the Pacific Growth Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

          (10) Foreign Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Pacific Growth Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

     (h) That there shall be delivered to the Company, on behalf of Foreign Fund, an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, on behalf of Pacific Growth Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Pacific Growth Fund is a series of the Trust and that the Trust is a validly existing business trust in good standing under the laws of the State of Delaware;

          (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, of Pacific Growth Fund. Three classes of shares of Pacific Growth Fund (Class A, Class C, and Adviser Class) have been designated as Pacific Growth Fund Shares, and an unlimited number of shares of beneficial interest of the Trust have been allocated to Pacific Growth Fund Shares. Assuming that the initial shares of beneficial interest of Pacific Growth Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and Bylaws of the Trust, and that all other outstanding shares of Pacific Growth Fund were sold, issued and paid for in accordance with the terms of Pacific Growth Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) The Trust is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Pacific Growth Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Pacific Growth Fund, the unfavorable outcome of which would materially and adversely affect the Trust or Pacific Growth Fund;

          (5) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Trust on behalf of Pacific Growth Fund; and

          (6) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Trust, on behalf of Pacific Growth Fund, violates any provision of its Agreement and Declaration of Trust or Bylaws, or the provisions of any agreement or other instrument filed by the Trust as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of the Trust, on behalf of Pacific Growth Fund, and is enforceable against the Trust, on behalf of Pacific Growth Fund, in accordance with its terms.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (i) That there shall be delivered to the Trust, on behalf of Pacific Growth Fund, an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Company, on behalf of Foreign Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Foreign Fund is a series of the Company and the Company is a validly existing corporation in good standing under the laws of the State of Maryland;

          (2) The Company is authorized to issue two billion six hundred million shares of common stock, par value $1.00 per share of Foreign Fund. Foreign Fund is further divided into five (5) classes of shares of which Foreign Fund Shares constitute Class A, Class C and Advisor Class shares, par value $1.00 per share. Assuming that the initial shares of common stock of Foreign Fund were issued in accordance with the 1940 Act, and the Articles of Incorporation and the By-laws of the Company, and that all other outstanding shares of Foreign Fund were sold, issued and paid for in accordance with the terms of Foreign Fund's prospectus in effect at the time of such sales, each such outstanding share of Foreign Fund is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) Foreign Fund is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Foreign Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Foreign Fund, the unfavorable outcome of which would materially and adversely affect the Company or Foreign Fund;

          (5) Foreign Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of Foreign Fund;

          (6) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company, on behalf of Foreign Fund;

          (7) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Company, on behalf of Foreign Fund, violates any provision of its Articles of Incorporation or By-laws, or the provisions of any agreement or other instrument filed by the Company as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of the Company, on behalf of Foreign Fund, and is enforceable against the Company, on behalf of Foreign Fund, in accordance with its terms; and

          (8) The registration statement of the Company, of which the prospectus dated January 1, 2002 of Foreign Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective or at the time of the signing of this Plan, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company.

     (j) That Pacific Growth Fund shall have received a certificate from the President or any Vice President and the Secretary or any Assistant Secretary of the Company, on behalf of Foreign Fund, to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective and at the date of the signing of this Plan, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (k) That the Company's Registration Statement with respect to Foreign Fund Shares to be delivered to Pacific Growth Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (l) That Foreign Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Foreign Fund Shares lawfully to be delivered to each holder of Pacific Growth Fund Shares.

     (m) That, at the Closing, there shall be transferred to the Company, on behalf of Foreign Fund, aggregate Net Assets of Pacific Growth Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Pacific Growth Fund on the Closing Date.

     (n) That there be delivered to the Company, on behalf of Foreign Fund, information concerning the tax basis of Pacific Growth Fund in all securities transferred to Foreign Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Pacific Growth Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Pacific Growth Fund respect to each shareholder.

9. BROKERAGE FEES AND EXPENSES.

     (a) The Trust, on behalf of Pacific Growth Fund, and the Company, on behalf of Foreign Fund, each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by Foreign Fund, one-quarter by Pacific Growth Fund, and one-quarter by Templeton Investment Counsel, LLC and one-quarter by Templeton Global Advisors Limited.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

     (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Pacific Growth
Fund) prior to the Closing, or the Closing may be postponed as follows:

          (1) by mutual consent of the Trust, on behalf of Pacific Growth Fund, and the Company, on behalf of Foreign Fund;

          (2) by the Company, on behalf of Foreign Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

          (3) by the Trust, on behalf of Pacific Growth Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

     An election by the Company or the Trust to terminate the Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Directors or Trustees of either the Company or the Trust. (b) If the transactions contemplated by this Plan have not been consummated by ______________, 2003, the Plan shall automatically terminate on that date, unless a later date is agreed to by both the Company and the Trust.

     (c) In the event of termination of the Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, the Company, Pacific Growth Fund nor Foreign Fund, nor their directors, trustees, officers, or agents or the shareholders of Pacific Growth Fund or Foreign Fund shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of this Plan shall be paid as provided in Section 9(b) hereof.

     (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Directors or Trustees if, in the judgment of such Board of Directors or Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Trust nor the Company, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director, trustee, agent or shareholder of the Trust or the Company against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust, on behalf of Pacific Growth Fund, or the Board of Directors of the Company, on behalf of Foreign Fund, to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Pacific Growth Fund, unless such terms and conditions shall result in a change in the method of computing the number of Foreign Fund Shares to be issued to Pacific Growth Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Pacific Growth Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of Pacific Growth Fund at which such conditions so imposed shall be submitted for approval.

11. INDEMNIFICATION.

     (a) The Company, on behalf of Foreign Fund, shall indemnify, defend and hold harmless Pacific Growth Fund, the Trust, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of the Company and Foreign Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application prepared by the Company and Foreign Fund with any state regulatory agency in connection with the transactions contemplated by this Plan under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Company and Foreign Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Company and/or Foreign Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

     (b) The Trust, on behalf of Pacific Growth Fund, until the time of Pacific Growth Fund's liquidation, shall indemnify, defend, and hold harmless Foreign Fund, the Company, its Board of Directors, officers, employees and agents ("Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, made with the consent of the Trust, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any Application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Trust and Pacific Growth Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Trust and/or Pacific Growth Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

     (c) A party seeking indemnification hereunder is hereinafter called the "Indemnified Party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "Indemnifying Party." Each Indemnified Party shall notify the Indemnifying Party in writing within ten (10) days of the receipt by one or more of the Indemnified Parties of any notice of legal process of any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11, but the failure to notify the Indemnifying Party shall not relieve the Indemnifying Party from any liability which it may have to any Indemnified Party otherwise than under this
Section 11. The Indemnifying Party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this
Section 11, or, if it so elects, to assume at its own expense, the defense thereof with counsel satisfactory to the Indemnified Parties; provided, however, if the defendants in any such action include both the Indemnifying Party and any Indemnified Party and the Indemnified Party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the Indemnifying Party, the Indemnified Party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such Indemnified Party.

     Upon receipt of notice from the Indemnifying Party to the Indemnified Parties of the election by the Indemnifying Party to assume the defense of such action, the Indemnifying Party shall not be liable to such Indemnified Parties under this Section 11 for any legal or other expenses subsequently incurred by such Indemnified Parties in connection with the defense thereof unless (i) the Indemnified Parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the Indemnifying Parties shall not be liable for the expenses of more than one separate counsel); (ii) the Indemnifying Parties do not employ counsel reasonably satisfactory to the Indemnified Parties to represent the Indemnified Parties within a reasonable amount of time after notice of commencement of the action; or (iii) the
Indemnifying   Parties  have  authorized  the  employment  of  counsel  for  the
Indemnified Parties at its expense. (d) This Section 11 shall survive the termination of this Plan and for a period of three (3) years following the Closing Date.

12. LIABILITY OF THE COMPANY AND THE TRUST.

     (a) Each party acknowledges and agrees that all obligations of the Company under this Plan are binding only with respect to Foreign Fund; that any liability of the Company under this Plan with respect to the Company, or in connection with the transactions contemplated herein with respect to Foreign Fund, shall be discharged only out of the assets of Foreign Fund; that no other series of the Company shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither the Trust nor Pacific Growth Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Company, the directors, officers, employees or agents of the Company, or any of them.

     (b) Each party acknowledges and agrees that all obligations of the Trust under this Plan are binding only with respect to Pacific Growth Fund; that any liability of the Trust under this Plan with respect to Pacific Growth Fund, or in connection with the transactions contemplated herein with respect to Pacific Growth Fund, shall be discharged only out of the assets of Pacific Growth Fund; that no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither the Company nor Foreign Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

13.  ENTIRE AGREEMENT AND AMENDMENTS.

     The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

14. COUNTERPARTS.

     The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15. NOTICES.

     Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Foreign Fund, at Templeton Funds, Inc., 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394, Attention: Secretary, or Pacific Growth Fund, at Franklin Templeton International Trust, One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, as the case may be.

16. GOVERNING LAW.

     This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

     IN WITNESS WHEREOF, the Trust, on behalf of Pacific Growth Fund, and the Company, on behalf of Foreign Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


                                        TEMPLETON FUNDS, INC., on behalf
                                        of TEMPLETON FOREIGN FUND

Attest:

                                        By:
----------------------------------         -----------------------------------
[                    ]                     [                          ]
Secretary                                  Vice President


                                        FRANKLIN TEMPLETON INTERNATIONAL TRUST,
                                        on behalf of TEMPLETON PACIFIC GROWTH
                                        FUND

Attest:

                                        By:
----------------------------------         ------------------------------------
[                    ]                     [                          ]
Secretary                                    Vice President




                                    EXHIBIT B

                   TEMPLETON FOREIGN FUND - CLASS A, B, C & R
                        PROSPECTUS DATED JANUARY 1, 2003

The prospectus of Templeton Foreign Fund - Class A, B, C & R dated January 1, 2003, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all Class A and C shareholders of record. For purposes of this EDGAR filing, the prospectus of Templeton Foreign Fund - Class A, B, C & R dated January 1, 2003, is incorporated by reference to the electronic filing made on December 27, 2002, under Accession No. 0000225930-02-000054.

                                    EXHIBIT C

                     TEMPLETON FOREIGN FUND - ADVISOR CLASS
                        PROSPECTUS DATED JANUARY 1, 2003

The prospectus of Templeton Foreign Fund - Advisor Class dated January 1, 2003, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all Advisor Class shareholders of record. For purposes of this EDGAR filing, the prospectus of Templeton Foreign Fund - Advisor Class dated January 1, 2003, is incorporated by reference to the electronic filing made on December 27, 2002, under Accession No. 0000225930-02-000054.

                                    EXHIBIT D

                        ANNUAL REPORT TO SHAREHOLDERS OF
                             TEMPLETON FOREIGN FUND
                    FOR THE FISCAL YEAR ENDED AUGUST 31, 2002

The Annual Report to shareholders of Templeton Foreign Fund for the fiscal year ended August 31, 2002, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Foreign Fund for the fiscal year ended August 31, 2002, is incorporated by reference to the electronic filing made on November 5, 2002, under Accession No. 0000225930-02-000045.





                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.
-----------------------------------------------------------------------------
PROXY                                                                    PROXY

                        SPECIAL SHAREHOLDERS' MEETING OF
                          TEMPLETON PACIFIC GROWTH FUND
                                 MARCH 14, 2003

The undersigned hereby revokes all previous proxies for his or her shares and appoints Rupert H. Johnson, Jr., Harmon E. Burns, Murray L. Simpson, Barbara J. Green, and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Templeton Pacific Growth Fund ("Pacific Growth Fund") that the undersigned is entitled to vote at the Pacific Growth Fund's Meeting to be held at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091 at [ ] p.m. Eastern time on March 14, 2003, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                    VOTE VIA THE INTERNET:
                    WWW.FRANKLINTEMPLETON.COM
                    VOTE VIA THE TELEPHONE: 1-800-[      ]
                    CONTROL NUMBER:

                    Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder must sign.

                    -----------------------------------------------------------
                    Signature

                    -----------------------------------------------------------
                    Signature

                    -----------------------------------------------------------
                    Date

                            (Please see reverse side)









                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.

-------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST (THE "TRUST") ON BEHALF OF PACIFIC GROWTH FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF PACIFIC GROWTH FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON FUNDS, INC., ON BEHALF OF TEMPLETON FOREIGN FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL
1.

                                                        For   Against   Abstain

1. To approve an Agreement and Plan of Reorganization      []      []        []
   between the Trust, on behalf of Pacific Growth Fund and Templeton Funds, Inc., on behalf of Templeton
   Foreign Fund ("Foreign Fund"), that provides for (i) the acquisition of substantially all of the assets of Pacific Growth Fund by Foreign Fund in exchange solely for Class A, Class C and Advisor Class shares of Foreign
   Fund, (ii) the distribution of such shares to the shareholders of Pacific Growth Fund, and (iii) the complete liquidation and dissolution of Pacific Growth Fund.
   Shareholders of Pacific Growth Fund will receive Class A,
   Class C or Advisor Class shares of Foreign Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholders' Class A, Class C or Advisor Class shares in Pacific Growth Fund.

                                                        GRANT  WITHHOLD ABSTAIN
2. To grant the proxyholders the authority to vote       []       []      []
   upon any other business, not currently contemplated, which may legally come before the meeting.

                     IMPORTANT: PLEASE SIGN AND MAIL IN YOUR

                                  PROXY...TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.








                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                             TEMPLETON FOREIGN FUND
                             DATED DECEMBER [], 2002

                                 Acquisition of
                                  the Assets of
                         TEMPLETON PACIFIC GROWTH FUND,
               a series of Franklin Templeton International Trust

                      By and in exchange for shares of the
                             TEMPLETON FOREIGN FUND,
                        a series of Templeton Funds, Inc.

     This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Pacific Growth Fund for Class A, Class C and Advisor Class shares of Templeton Foreign Fund.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

               1.  The  applicable   Statement  of  Additional   Information  of
               Templeton Foreign Fund - Class A, B, C & R dated January 1, 2003.

               2.  The  applicable   Statement  of  Additional   Information  of
               Templeton Foreign Fund - Advisor Class dated January 1, 2003.

               3.  The  applicable   Statement  of  Additional   Information  of
               Templeton Pacific Growth Fund - Class A & C dated March 1, 2002.

               4.  The  applicable   Statement  of  Additional   Information  of
               Templeton  Pacific  Growth  Fund - Advisor  Class  dated March 1,
               2002.

               5. Annual Report of Templeton Pacific Growth Fund for the fiscal year ended October 31, 2002.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated January [], 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Templeton Foreign Fund, P.O. Box 33030, St. Petersburg, FL 33733-8030.

------------------------------------------------------------------------------

The Statement of Additional Information of Templeton Foreign Fund - Class A, B, C & R dated January 1, 2003, is part of this SAI and will be provided to all Class A and C shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Templeton Foreign Fund - Class A, B, C & R dated January 1, 2003, is incorporated by reference to the electronic filing made on December 27, 2002, under Accession No. 0000225930-02-000054.

The Statement of Additional Information of Templeton Foreign Fund - Advisor Class dated January 1, 2003, is part of this SAI and will be provided to all Advisor Class shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Templeton Foreign Fund - Advisor Class dated January 1, 2003, is incorporated by reference to the electronic filing made on December 27, 2002, under Accession No. 0000225930-02-000054.

The Statement of Additional Information of Templeton Pacific Growth Fund - Class A & C dated March 1, 2002, is part of this SAI and will be provided to all Class A and C shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Pacific Growth Fund - Class A & C dated March 1, 2002, is incorporated by reference to the electronic filing made on February 26, 2002, under Accession No. 0000780379-02-000008.

The Statement of Additional Information of Templeton Pacific Growth Fund - Advisor Class dated March 1, 2002, is part of this SAI and will be provided to all Advisor Class shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Pacific Growth Fund
- Advisor Class dated March 1, 2002, is incorporated by reference to the electronic filing made on February 26, 2002, under Accession No. 0000780379-02-000008.

The Annual Report to shareholders of Templeton Pacific Growth Fund for the fiscal year ended October 31, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, tThe Annual Report to shareholders of Templeton Pacific Growth Fund for the fiscal year ended October 31, 2002, is incorporated by reference to the electronic filing made on December 24, 2002, under Accession No. 0000876441-02-000018.

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article 5.1 of the By-Laws of the Registrant, filed as Exhibit 2(a) to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a) and 14(a):

     (1) Copies of the charter of the Registrant as now in effect;

          (a)  Restated   Articles  of  Incorporation   (Previously  filed  with
          Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (b) Articles of Amendment dated October 24, 1990 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (c) Articles Supplementary dated October 16, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (d) Articles of Amendment dated February 16, 1994 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (e) Articles Supplementary dated April 13, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (f) Articles of Amendment dated April 17, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (g) Articles Supplementary dated October 25, 1995 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (h) Articles Supplementary dated December 27, 1996 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 31, 1996)

          (i) Articles Supplementary dated April 10, 1997 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (j) Articles of Amendment dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

          (k) Articles Supplementary dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

          (l) Articles Supplementary dated December 27, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

          (a) Amended and Restated By-Laws of Templeton Funds, Inc. dated October 11, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

          Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

          (a) Form of Agreement and Plan of Reorganization (included in Part A)

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          Not Applicable.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a) Investment Management Agreement between Registrant on behalf of Templeton World Fund and Templeton Galbraith and Hansberger Ltd. Amended and Restated December 6,1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Investment Management Agreement between Registrant on behalf of Templeton Foreign Fund and Templeton Galbraith and Hansberger Ltd.
          Amended and Restated December 6, 1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Amended and Restated Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc., dated April 1, 1999 (Previously filed with Post-Effective Amendment No. 34 to Registration Statement on Form N-1A on December 29, 2000)

          (b) Form of Dealer Agreement between Registrant and Franklin/Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (c) Amendment of Dealer Agreement dated May 15, 1998 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9) Copies of all  custodian  agreements  and  depository  contracts  under
Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

          (a) Restated Custody Agreement between Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (b) Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (c) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (d)  Amendment  No. 2 dated  July 23,  1998 to the  Custody  Agreement
          (Previously  filed  with  Post-Effective   Amendment  No.  31  to  the
          Registration Statement on Form N-1A on October 29, 1998)

          (e) Amendment No. 3 dated May 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          (a) Templeton World Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Templeton World Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28,
          1995)

          (c) Templeton Foreign Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (d) Templeton Foreign Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28,
          1995)

          (e) Templeton World Fund and Templeton Foreign Fund Class B Distribution Plan pursuant to Rule 12b-1 dated October 17, 1998 (Previously filed with Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

          (f) Templeton Foreign Fund Class R Distribution Plan pursuant to Rule 12b-1 dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

          (g) Multiple Class Plan - Templeton World Fund dated October 17, 1998 (Previously filed with Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

          (h) Multiple Class Plan - Templeton Foreign Fund dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          (a)   Opinion   and   Consent  of  Counsel   (Previously   filed  with
          Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          (a) _ Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

     (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a) Fund Administration Agreement between Registrant and Franklin Templeton Services, Inc. dated June 1, 1997 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

          (b) Amended and Restated Transfer Agent Agreement between Registrant and Franklin/Templeton Investor Services Inc., dated July 1, 1996 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

          (c) Sub-Transfer Agent Agreement between Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. dated March 1,1992 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (d) Sub-Accounting Services Agreement between Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (e) Sub-Transfer Agent Agreement between Registrant on behalf of Templeton Foreign Fund and Fidelity Investments Institutional Operations Company dated July 1, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (f) Amendment to Fund Administration Agreement dated January 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

          (g) Amendment to Transfer Agent Agreement dated January 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by
Section 7 of the 1933 Act;

          (a) Consent of Independent Auditors

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          (a) Power of Attorney dated December 3, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (17) Any additional exhibits which the Registrant may wish to file.

          Not Applicable.

Item 17.  UNDERTAKINGS

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of December, 2002.

                                                TEMPLETON FUNDS, INC.
                                                 (Registrant)

                                                By:/s/DAVID P. GOSS
                                                  -----------------------------
                                                  David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:



JEFFREY A. EVERETT*                         Chief Executive Officer -
------------------                          Investment Management
Jeffrey A. Everett                          Dated: December 30, 2002



JIMMY D. GAMBILL*                           Chief Executive Officer -
----------------                            Finance and Administration
Jimmy D. Gambill                            Dated: December 30, 2002


BRUCE S. ROSENBERG*                         Chief Financial Officer
------------------                          Dated: December 30, 2002
Bruce S. Rosenberg


HARRIS J. ASHTON*                           Director
----------------                            Dated: December 30, 2002
Harris J. Ashton

NICHOLAS F. BRADY*                          Director
-----------------                           Dated: December 30, 2002
Nicholas F. Brady

S. JOSEPH FORTUNATO*                        Director
---------------------                       Dated: December 30, 2002
S. Joseph Fortunato


ANDREW H. HINES, JR.*                       Director
----------------------                      Dated: December 30, 2002
Andrew H. Hines, Jr.


CHARLES B. JOHNSON*                        Director
--------------------                       Dated: December 30, 2002
Charles B. Johnson

RUPERT H. JOHNSON, JR.*                    Director
-----------------------                    Dated: December 30, 2002
Rupert H. Johnson, Jr.*

BETTY P. KRAHMER*                          Director
----------------                           Dated: December 30, 2002
Betty P. Krahmer

GORDON S. MACKLIN*                         Director
------------------                         Dated: December 30, 2002
Gordon S. Macklin

FRED R. MILLSAPS*                         Director
-----------------                         Dated: December 30, 2002
Fred R. Millsaps



*By:/s/DAVID P. GOSS
   -------------------------------
   David P. Goss, Attorney-in-Fact
  (Pursuant to Power of Attorney previously filed)









                              TEMPLETON FUNDS, INC.
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION                                                LOCATION
------------------------------------------------------------------------------------------------------

EX-99.(1)(a)      Restated Articles of Incorporation                            *

EX-99.(1)(b)      Articles of Amendment dated October 24, 1990                  *

EX-99.(1)(c)      Articles Supplementary dated October 16, 1993                 *

EX-99.(1)(d)      Articles of Amendment dated February 16, 1994                 *

EX-99.(1)(e)      Articles Supplementary dated April 13, 1995                   *

EX-99.(1)(f)      Articles of Amendment dated April 17, 1995                    *

EX-99.(1)(g)      Articles Supplementary dated October 25, 1995                 *

EX-99.(1)(h)      Articles Supplementary dated December 27, 1996                *

EX-99.(1)(i)      Articles Supplementary dated April 10, 1996                   *

EX-99.(1)(j)      Articles of Amendment dated December 23, 1998                 *

EX-99.(1)(k)      Articles Supplementary dated December 23, 1998                *

EX-99.(1)(l)      Articles Supplementary dated December 27, 2001                *

EX-99.(2)(a)      Amended and restated By-Laws dated October 11, 2002           *

EX-99.(6)(a)      Investment Management Agreement between Registrant on         *
                  behalf of Templeton World Fund and Templeton
                  Global Advisors Limited amended and restated
                  December 6, 1994

EX-99.(6)(b)      Investment Management Agreement between Registrant on         *
                  behalf of Templeton Foreign Fund and Templeton
                  Global Advisors Limited amended and restated
                  December 6, 1994

EX-99.(7)(a)      Amended and restated Distribution Agreement dated             *
                  April 1, 1999

EX-99.(7)(b)      Form of Dealer Agreement between Registrant and               *
                  Franklin Templeton Distributors, Inc. and Securities
                  Dealers

EX-99.(7)(c)      Amendment of Dealer Agreement dated May 15, 1998              *

EX-99.(9)(a)      Restated Custody Agreement between Registrant on behalf       *
                  of Templeton World Fund and JPMorgan Chase Bank
                  dated February 11, 1986

EX-99.(9)(b)      Restated Custody Agreement between Registrant on behalf       *
                  of Templeton Foreign Fund and JPMorgan Chase Bank
                  dated February 11, 1986

EX-99.(9)(c)      Amendment dated March 3, 1998 to the Custody Agreement        *

EX-99.(9)(d)      Amendment No.2 dated July 23, 1998 to the Custody             *
                  Agreement

EX-99.(9)(e)      Amendment No. 3 dated May 1, 2001 to the Custody              *
                  Agreement

EX-99.(10)(a)     Templeton World Fund Plan of Distribution pursuant to         *
                  Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(b)     Templeton World Fund Class C Plan of Distribution             *
                  pursuant to Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(c)     Templeton Foreign Fund Plan of Distribution pursuant          *
                  Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(d)     Templeton Foreign Fund Class C Plan of Distribution           *
                  pursuant to Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(e)     Templeton World Fund and Templeton Foreign Fund Class B       *
                  Distribution Plan pursuant to Rule 12b-1 dated
                  October 17, 1998

EX-99.(10)(f)     Templeton Foreign Fund Class R Distribution Plan              *
                  pursuant to Rule 12b-1 dated January 1, 2002

EX-99.(10)(g)     Multiple Class Plan - Templeton World Fund dated              *
                  October 17, 1998

EX-99.(10)(h)     Multiple Class Plan - Templeton Foreign Fund dated            *
                  January 1, 2002

EX-99.(11)(a)     Opinion and Consent of Counsel                                *

EX-99.(12)(a)     Form of Opinion and Consent of Counsel Supporting           Attached
                  Tax Matters and Consequences to Shareholders

EX-99.(13)(a)     Fund Administration Agreement between Registrant and          *
                  Franklin Templeton Services, LLC dated June 1, 1997

EX-99.(13)(b)     Amended and restated Transfer Agent Agreement between         *
                  Registrant and Franklin Templeton Investor Services LLC
                  dated July 1, 1996

EX-99.(13)(c)     Sub-Transfer Agent Agreement between Registrant,              *
                  Templeton Funds Trust Company and The Shareholder
                  Services Group, Inc. dated March 1, 1992

EX-99.(13)(d)     Sub-Accounting Services Agreement between Registrant,         *
                  Templeton Funds Trust Company, Financial Data Services
                  Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc.
                  dated May 1, 1991

EX-99.(13)(e)     Sub-Transfer Agent Agreement between the Registrant on        *
                  behalf of Templeton Foreign Fund, and Fidelity
                  Investments Institutional Operations Company dated
                  July 1, 1993

EX-99.(13)(f)     Amendment to Fund Administration Agreement dated January      *
                  1, 2001

EX-99.(13)(g)     Amendment to Transfer Agent Agreement dated January 1,        *
                  2001

EX-99.(14)(a)     Consent of Independent Auditors                             Attached

EX-99.(16)(a)     Power of Attorney dated December 3, 2002                      *


* Incorporated by reference.